GOODWILL AND INTANGIBLE ASSETS, NET (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
GOODWILL AND INTANGIBLE ASSETS, NET [Abstract]
Amortization expenses	$ 1,689	$ 3,082	$ 3,035
Business Acquisition [Line Items]
Goodwill	30,069	30,069	24,465
Strangeloop Networks Inc. [Member]
Business Acquisition [Line Items]
Total cash consideration for acquisition	8,402
Goodwill	5,604
Intangible assets acquired	$ 3,023